                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21515

                  TS&W / CLAYMORE TAX-ADVANTAGED BALANCED FUND
               (Exact name of registrant as specified in charter)

  2455 CORPORATE WEST DRIVE, LISLE, IL                                  60532
(Address of principal executive offices)                              (Zip code)

   Nicholas Dalmaso, Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle,
                                 Illinois 60532
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Proxy Voting Record

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--------------------------------------------------------------------------------
SHELL TRANSPORT & TRADING COMPANY

Ticker: SC
--------------------------------------------------------------------------------

CUSIP: 822703609                                 Annual Meeting Date: 06/28/2004

                                                            Proposal    Vote    How    For or Against
                     Proposal                                 Type      Cast   Voted         Mgmt.
-----------------------------------------------------------------------------------------------------
 O1   THAT THE REPORT OF THE DIRECTORS AND THE ACCOUNTS    Management    No     N/A         N/A
      OF THE COMPANY FOR THE YEAR ENDED DECEMBER 31,
      2003 BE ADOPTED.

 O2   THAT THE REMUNERATION REPORT FOR THE YEAR ENDED      Management    No     N/A         N/A
      DECEMBER 31, 2003 SET OUT IN THE ANNUAL REPORT AND
      ACCOUNTS 2003 AND SUMMARISED IN THE SUMMARY ANNUAL
      REPORT AND ACCOUNTS 2003 BE APPROVED.

 O3   THAT MALCOLM BRINDED BE ELECTED AS A DIRECTOR.       Management    No     N/A         N/A

 O4   THAT DR EILEEN BUTTLE BE RE-ELECTED AS A DIRECTOR.   Management    No     N/A         N/A

 O5   THAT LUIS GIUSTI BE RE-ELECTED AS A DIRECTOR.        Management    No     N/A         N/A

 O6   THAT MARY (NINA) HENDERSON BE RE-ELECTED AS A        Management    No     N/A         N/A
      DIRECTOR.

 O7   THAT LORD OXBURGH BE RE-ELECTED AS A DIRECTOR.       Management    No     N/A         N/A

 O8   THAT PRICEWATERHOUSECOOPERS LLP BE RE-APPOINTED      Management    No     N/A         N/A
      AS AUDITORS OF THE COMPANY.

 O9   THAT THE BOARD BE AUTHORISED TO SETTLE THE           Management    No     N/A         N/A
      REMUNERATION OF THE AUDITORS FOR 2004.

S10   THAT THE COMPANY BE AUTHORISED TO MAKE MARKET        Management    No     N/A         N/A
      PURCHASES (AS DEFINED IN SECTION 163 OF THE
      COMPANIES ACT 1985) OF UP TO 483,000,000 ORDINARY
      SHARES OF 25P PER SHARE IN THE CAPITAL OF THE
      COMPANY.

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                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W / Claymore Tax-Advantaged Balanced Fund


By:    /s/ Nicholas Dalmaso
       --------------------------------------
Name:  Nicholas Dalmaso
Title: Chief Legal and Executive Officer
Date:  August 30, 2004